Stockholders' Equity (Deficit) - Schedule of Assumptions Used in Black-Scholes Option-Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (per share)	$ 2.43	$ 7.15	$ 14.29
Risk-free interest rate	1.70%	1.70%	1.80%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	57.50%	64.70%	76.30%
Expected term (in years)	5 years 9 months 18 days	6 years	5 years 10 months 24 days
ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (per share)	$ 1.78	$ 4.55
Risk-free interest rate	0.70%	0.50%
Expected dividend yield	0.00%	0.00%
Expected volatility	62.70%	61.20%
Expected term (in years)	1 year 3 months 18 days	1 year 3 months 18 days